Pension and Non-pension Post-employment Benefit Plans - Schedule of Non-pension Post-employment benefit plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Plan contributions	$ 13.8	$ 13.3	$ 11.9
Estimated contribution	13.1
Defined Benefit Pension Plans
Disclosure of defined benefit plans [line items]
Plan contributions	3.7	3.7	2.5
Estimated contribution	3.0
Other Benefit Plans
Disclosure of defined benefit plans [line items]
Plan contributions	9.1	4.8	4.5
Estimated contribution	4.4
Defined Contribution Pension Plans
Disclosure of defined benefit plans [line items]
Plan contributions	10.1	$ 9.6	$ 9.4
Estimated contribution	$ 10.1